As filed with the Securities and Exchange Commission on May 1, 2003

                                                Securities Act File No. 33-10583
                                        Investment Company Act File No. 811-4873

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                     --------

         Pre-Effective Amendment No.
                                      -------                        --------
         Post-Effective Amendment No.    21                              X
                                      -------                        --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                     --------

         Amendment No.    22                                             X
                       -------                                       --------

                             THE GABELLI GROWTH FUND
                             ------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                        Richard T. Prins, Esq.
The Gabelli Growth Fund                     Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1422                    New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):


                           immediately upon filing pursuant to paragraph (b); or
         ---------
              X            on May 1, 2003 pursuant to paragraph (b); or
         ---------
                           60 days after filing pursuant to paragraph (a)(1); or
         ---------
                           on [____] pursuant to paragraph (a)(1); or
         ---------
                           75 days after filing pursuant to paragraph (a)(2); or
         ---------
                           on [____] pursuant to paragraph (a)(2) of Rule 485.
         ---------

If appropriate, check the following box:

                           This post-effective amendment designates a new
         ---------
                           effective date for a previously filed post-effective amendment.

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            EMAIL : INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 P.M.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------



                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY ..............   2

INVESTMENT AND RISK INFORMATION .................   4

MANAGEMENT OF THE FUND ..........................   5

PURCHASE OF SHARES ..............................   6

REDEMPTION OF SHARES ............................   7

EXCHANGE OF SHARES ..............................   8

PRICING OF FUND SHARES ..........................   9

DIVIDENDS AND DISTRIBUTIONS .....................   9

TAX INFORMATION .................................   9

MAILINGS TO SHAREHOLDERS ........................  10

FINANCIAL HIGHLIGHTS ............................  11


THE
GABELLI
GROWTH
FUND



CLASS AAA SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Growth Fund (the "Fund") seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks and may also invest in securities which may be converted into common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), invests the Fund's assets in companies which the portfolio manager believes have above-average or expanding market shares, profit margins and returns on equity.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is also subject to the risk that the portfolio manager's judgments about the above-average growth potential of particular companies' stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o you are a long-term investor
     o you seek both growth of capital and some income
     o you believe that the market will favor growth over value stocks over the long term
     o you wish to include a growth strategy as a portion of your overall investments

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o you are seeking a high level of current income
     o you are conservative in your investment approach
     o you seek stability of principal more than growth of capital


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to that of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

                             THE GABELLI GROWTH FUND


                               [GRAPHIC OMITTED]
          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


                                1993    11.3%
                                1994    -3.4%
                                1995    32.7%
                                1996    19.4%
                                1997    42.6%
                                1998    29.8%
                                1999    46.3%
                                2000   -10.6%
                                2001   -24.1%
                                2002   -33.8%


During the period shown in the bar chart, the highest return for a quarter was 30.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (23.7)% (quarter ended June 30, 2002).



     AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)          PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
-----------------------------------------          -------------  ---------------  --------------
The Gabelli Growth Fund Class AAA Shares:
Return Before Taxes ................................    (33.79)%         (3.13)%          7.56%
Return After Taxes on Distributions ................    (33.79)%         (4.54)%          4.84%
Return After Taxes on Distributions
   and Sale of Fund Shares .........................    (27.03)%         (2.11)%          5.72%
S&P(R)500 Composite Stock Price Index* .............    (22.09)%         (0.58)%          9.34%

------------------------
* The S&P(R) 500 Composite Stock Price Index is a widely  recognized,  unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ....................................................    1.00%
Distribution (Rule 12b-1) Fees(1) ..................................    0.25%
Other Expenses .....................................................    0.18%
                                                                        ----
Total Annual Fund Operating Expenses ...............................    1.43%
                                                                        ====
----------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR          3 YEARS         5 YEARS         10 YEARS
                 ------          -------         -------         --------
                  $146            $452            $782            $1,713


                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is capital appreciation, and current income is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.


The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Adviser will invest the Fund's assets primarily in companies that the portfolio manager believes have above-average or expanding market shares, profit margins and returns on equity. The Adviser will sell any Fund investments that lose their perceived value when compared to other investment alternatives in the judgement of the portfolio manager.


The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the United States Government, various trade associations and other sources and published corporate financial data such as annual reports, 10-Ks and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock, preferred stock and securities that may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
The Fund may also use the following investment techniques:

      o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include investment grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities, or high-quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


      o FUND AND MANAGEMENT RISK. The Fund invests in growth stocks issued by larger companies. The Fund's performance may be poorer than that of other funds if, for example, the market favors other stocks or small capitalization stocks over stocks of larger companies. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.

      o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.


                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2002, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

THE PORTFOLIO MANAGER. Howard F. Ward is primarily responsible for the day-to-day management of the Fund's investments Mr. Ward is a Portfolio Manager of the Adviser, and he joined the Adviser in 1995. Prior to joining the Adviser, Mr. Ward was a Managing Director and Director of the Quality Growth Equity Management Group of Scudder, Stevens and Clark, Inc., with which he had been associated since 1982 and where he also served as a lead portfolio manager for several of its registered investment companies.


RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. The Fund may make payments under this Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of Fund assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Growth Fund" to:

        BY MAIL                                 BY PERSONAL DELIVERY
        -------                                 --------------------
        THE GABELLI FUNDS                       THE GABELLI FUNDS
        P.O. BOX 8308                           C/O BFDS
        BOSTON, MA 02266-8308                   66 BROOKS DRIVE
                                                BRAINTREE, MA 02184


You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI GROWTH FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.


                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.


      o  BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United
         States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").


         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.


AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:

        o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.
        o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.
        o  you may realize a taxable gain or loss.
        o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com, to obtain the prospectus.


You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.


  o  EXCHANGE BY TELEPHONE.  You may give exchange  instructions by telephone by
     calling  800-GABELLI  (800-422-3554).   You  may  not  exchange  shares  by
     telephone if you hold share certificates.


  o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

  o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.


The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purposes of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form.


                           DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the
reinvestment   date,   which  is  typically  the  date  dividends  are  paid  to
shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.


                                 TAX INFORMATION


The Fund expects that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.


--------------------------------------------------------------------------------

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the past five fiscal years of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.

                             THE GABELLI GROWTH FUND

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,


                                                            2002           2001           2000          1999           1998
                                                         ----------     ----------     ----------    ----------     ----------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .............    $    28.68     $    37.79     $    46.51    $    35.40     $    28.63
                                                         ----------     ----------     ----------    ----------     ----------
   Net investment loss ..............................         (0.17)         (0.23)         (0.24)        (0.23)         (0.07)
   Net realized and unrealized
     gain/(loss) on investments .....................         (9.52)         (8.88)         (4.64)        16.50           8.58
                                                         ----------     ----------     ----------    ----------     ----------
   Total from investment operations .................         (9.69)         (9.11)         (4.88)        16.27           8.51
                                                         ----------     ----------     ----------    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................            --             --             --            --             --
   Net realized gain on investments .................            --          (0.00)(a)      (3.84)        (5.16)         (1.74)
                                                         ----------     ----------     ----------    ----------     ----------
   Total distributions ..............................            --           0.00(a)       (3.84)        (5.16)         (1.74)
                                                         ----------     ----------     ----------    ----------     ----------
   NET ASSET VALUE, END OF PERIOD ...................    $    18.99     $    28.68     $    37.79    $    46.51     $    35.40
                                                         ==========     ==========     ==========    ==========     ==========
   Total return+ ....................................         (33.8)%        (24.1)%        (10.6)%        46.3%          29.8%
                                                         ==========     ==========     ==========    ==========     ==========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .............    $1,675,816     $2,948,390     $3,833,807    $3,158,448     $1,864,556
   Ratio of net investment income/(loss)
     to average net assets ..........................         (0.68)%        (0.71)%        (0.63)%       (0.68)%        (0.33)%
   Ratio of operating expenses
     to average net assets ..........................          1.43%          1.40%          1.38%         1.37%          1.41%
   Portfolio turnover rate ..........................            30%            26%            55%           52%            40%

----------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  Amount represents less than $0.005 per share.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND

                                CLASS AAA SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                             The Gabelli Growth Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by calling 202-942-8090.

     o  Free from the EDGAR Database on the Commission's website at www.sec.gov.


(Investment Company Act File No. 811-4873)

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------



                                TABLE OF CONTENTS
                                -----------------

INVESTMENT AND PERFORMANCE SUMMARY ..............   2

INVESTMENT AND RISK INFORMATION .................   5

MANAGEMENT OF THE FUND ..........................   6

CLASSES OF SHARES ...............................   6

PURCHASE OF SHARES ..............................  11

REDEMPTION OF SHARES ............................  12

EXCHANGE OF SHARES ..............................  13

PRICING OF FUND SHARES ..........................  14

DIVIDENDS AND DISTRIBUTIONS .....................  14

TAX INFORMATION .................................  14

MAILINGS TO SHAREHOLDERS ........................  15

FINANCIAL HIGHLIGHTS ............................  15


THE
GABELLI
GROWTH
FUND


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Growth Fund (the "Fund") seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks and may also invest in securities that may be converted into common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), invests the Fund's assets in companies which the portfolio manager believes have above-average or expanding market shares, profit margins and returns on equity.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is also subject to the risk that the portfolio manager's judgments about the above-average growth potential of particular companies' stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.


YOU MAY WANT TO INVEST IN THE FUND IF:


     o you are a long-term investor
     o you seek both growth of capital and some income
     o you believe that the market will favor growth over value stocks over the long term
     o you wish to include a growth strategy as a portion of your overall investments

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o you are seeking a high level of current income
     o you are conservative in your investment approach
     o you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to that of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                               1993    11.3%
                               1994    -3.4%
                               1995    32.7%
                               1996    19.4%
                               1997    42.6%
                               1998    29.8%
                               1999    46.3%
                               2000   -10.6%
                               2001   -24.1%
                               2002   -33.8%


---------------------------------------
* The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.


Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for Class AAA Shares for a quarter was 30.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (23.7)% (quarter ended June 30, 2002).




     AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)          PAST ONE YEAR  PAST FIVE YEARS  PAST TEN YEARS
-----------------------------------------          -------------  ---------------  --------------
The Gabelli Growth Fund Class AAA Shares:
Return Before Taxes ..............................    (33.79)%         (3.13)%          7.56%
Return After Taxes on Distributions ..............    (33.79)%         (4.54)%          4.84%
Return After Taxes on Distributions
   and Sale of Fund Shares .......................    (27.03)%         (2.11)%          5.72%
S&P(R)500 Composite Stock Price Index* ...........    (22.09)%         (0.58)%          9.34%

------------------------
*  The S&P(R) 500  Composite  Stock Price Index is a widely  recognized,  unmanaged  index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A           CLASS B           CLASS C
                                                                 SHARES            SHARES           SHARES
                                                                ---------         ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .......................     5.75%(1)          None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ..................     None(2)           5.00%(3)          1.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .............................................     1.00%             1.00%             1.00%
Distribution and Service (Rule 12b-1) Fees(5) ...............     0.25%             1.00%             1.00%
Other Expenses(6) ...........................................     0.18%             0.18%             0.18%
                                                                  ----              ----              ----
Total Annual Fund Operating Expenses ........................     1.43%             2.18%             2.18%
                                                                  ====              ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $2,000,000, shares redeemed within twenty-four months of such purchase may be subject to a deferred sales charge of 1.00%.
(3)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4)  "Redemption  price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(5)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.
(6)  Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                  ---------   ---------    ---------  ----------
Class A Shares
 - assuming redemption .........    $712      $1,001        $1,312      $2,190
 - assuming no redemption ......    $712      $1,001        $1,312      $2,190

Class B Shares
 - assuming redemption .........    $721        $982        $1,369      $2,323
 - assuming no redemption ......    $221        $682        $1,169      $2,323

Class C shares
 - assuming redemption .........    $321        $682        $1,169      $2,513
 - assuming no redemption ......    $221        $682        $1,169      $2,513


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is capital appreciation, and current income is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.


The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Adviser will invest the Fund's assets primarily in companies that the portfolio manager believes have above-average or expanding market shares, profit margins and returns on equity. The Adviser will sell any Fund investments which lose their perceived value when compared to other investment alternatives in the judgement of the portfolio manager.


The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the United States Government, various trade associations and other sources and published corporate financial data such as annual reports, 10-Ks and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.


The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock, preferred stock and securities that may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.


The Fund may also use the following investment techniques:

      o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include investment grade debt securities, obligations of the U.S. Government and its agencies or instrumentalities, or high-quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund  involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


      o FUND AND MANAGEMENT RISK. The Fund invests in growth stocks issued by larger companies. The Fund's performance may be poorer than that of other funds if, for example, the market favors value stocks over growth stocks, or small capitalization stocks over stocks of larger companies. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.

      o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.


                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2002, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets.

THE PORTFOLIO MANAGER. Howard F. Ward is primarily responsible for the day-to-day management of the Fund's investments. Mr. Ward is a Portfolio Manager of the Adviser, and he joined the Adviser in 1995. Prior to joining the Adviser, Mr. Ward was a Managing Director and Director of the Quality Growth Equity Management Group of Scudder, Stevens and Clark, Inc., with which he had been associated since 1982 and where he also served as a lead portfolio manager for several of its registered investment companies.


                                CLASSES OF SHARES


Three classes of the Fund's shares are offered in this Prospectus - Class A Shares, Class B Shares and Class C Shares. Class AAA Shares of the Fund are described in a separate prospectus. The table below summarizes the differences among the classes of shares.

      o A "front-end sales load" or sales charge is a one-time fee charged at the time of purchase of shares.


      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                CLASS A SHARES                    CLASS B SHARES                  CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?        Yes. The percentage               No.                             No.
                             declines as the amount
                             invested increases.
--------------------------------------------------------------------------------------------------------------------------
Contingent Deferred          Yes, for shares                   Yes, for shares                 Yes, for shares
Sales Charge?                redeemed within twenty-           redeemed within sev-            redeemed within twenty-
                             four months after pur-            enty-two months after           four months after
                             chase as part of an               purchase. Declines over         purchase.
                             investment  greater than          time.
                             $2 million if no front-end
                             sales charge was paid at
                             the time of purchase.
--------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee               0.25%                             1.00%                           1.00%
--------------------------------------------------------------------------------------------------------------------------
Convertible to Another       No.                               Yes. Automatically              No.
Class?                                                         converts to Class A
                                                               Shares approximately
                                                               ninety-six months after
                                                               purchase.
--------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels          Lower annual expenses             Higher annual                   Higher annual
                             than Class B or Class C           expenses than                   expenses than
                             Shares.                           Class A Shares.                 Class A Shares.
--------------------------------------------------------------------------------------------------------------------------

In selecting a class of shares in which to invest, you should consider:

      o  the length of time you plan to hold the shares
      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value
      o whether you qualify for a reduction or waiver of the Class A sales charge
      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase

--------------------------------------------------------------------------------------------------------------------------
                         IF YOU...                                        THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end              purchasing Class C Shares instead of either
  sales load and intend to hold your shares for only            Class A Shares or Class B Shares
  a few years
--------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end              purchasing Class B Shares instead of either
  sales load and intend to hold your shares for                 Class A Shares or Class C Shares
  several years
--------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end              purchasing Class A Shares
  sales load and intend to hold your shares indefi-
  nitely
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                                    SALES CHARGE            SALES CHARGE           REALLOWANCE
                                                     AS % OF THE               AS % OF                 TO
AMOUNT OF INVESTMENT                               OFFERING PRICE*         AMOUNT INVESTED       BROKER-DEALERS
--------------------                              ----------------        ----------------      ----------------
Under $50,000 .....................................     5.75%                   6.10%                 5.00%
$50,000 but under $100,000 ........................     4.50%                   4.71%                 3.75%
$100,000 but under $250,000 .......................     3.50%                   3.62%                 2.75%
$250,000 but under $500,000 .......................     2.50%                   2.56%                 2.00%
$500,000 but under $1 million .....................     2.00%                   2.04%                 1.75%
$1 million but under $2 million ...................     1.00%                   1.01%                 1.00%
$2 million but under $3 million ...................     0.00%**                 0.00%                 1.00%
$3 million or more ................................     0.00%**                 0.00%                 0.50%

------------------------
 *   Includes front-end sales load
**   Subject to a 1.00% CDSC for two years after purchase

SALES CHARGE REDUCTIONS AND WAIVERS -- CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in the Fund, and Class A Shares of other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent to Gabelli & Company, Inc. (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at a higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

100,000 or more; (4) qualified  employee benefit plans established  pursuant to
Section 457 of the Code that have  established  omnibus  accounts with the Fund;
(5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the "1940 Act") which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such invest-ment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under the categories described above should contact their brokerage firm:

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

     o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales load was paid at the time of purchase
     o Class B Shares within approximately seventy-two months of buying them
     o Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares or Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                         CLASS B SHARES
                  YEARS SINCE PURCHASE                         CDSC
                  --------------------                ---------------------
                  First .................................     5.00%
                  Second ................................     4.00%
                  Third .................................     3.00%
                  Fourth ................................     3.00%
                  Fifth .................................     2.00%
                  Sixth .................................     1.00%
                  Seventh and thereafter ................     0.00%


The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchase of such Class C Shares of the Fund.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder
     o minimum required distributions made from an IRA or other retirement plan account after you reach age 591/2
     o involuntary redemptions made by the Fund
     o a distribution from a tax-deferred retirement plan after your retirement
     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE -- CLASS B SHARES


     o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.
     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.
     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.


The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 for each of its classes of shares (each a "Plan"). Under each Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                      CLASS A       CLASS B       CLASS C
                                      ---------    ---------     ---------
Service Fees .....................     0.25%          0.25%         0.25%
Distribution Fees ................     None           0.75%         0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Fund's Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Fund.


     o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

       BY MAIL                                   BY PERSONAL DELIVERY
       -------                                   --------------------
       THE GABELLI FUNDS                         THE GABELLI FUNDS
       P.O. BOX 8308                             C/O BFDS
       BOSTON, MA 02266-8308                     66 BROOKS DRIVE
                                                 BRAINTREE, MA 02184

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI GROWTH FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares as described under "Classes of Shares - Sales Charges - Class A Shares." See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons,


--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.


The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request in proper form, subject in some cases to a CDSC as described under "Classes of Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.


In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund.

In effecting an exchange:

         o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.
         o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.
         o  you may realize a taxable gain or loss.
         o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.
         o you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


     o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated separately for each class of shares on each business day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Trustees believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.


                           DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the
reinvestment   date,   which  is  typically  the  date  dividends  are  paid  to
shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income. Dividends and distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Fund expects that distributions will consist primarily of net investment income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the assets giving rise to such capital gains Dividends out of net investment income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

                            MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The Class A, Class B and Class C Shares of the Fund have not previously been offered and therefore do not have a previous financial history.

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940 at the time of sale .. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GABELLI GROWTH FUND

                              CLASS A, B, C SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                             The Gabelli Growth Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------
You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by calling 202-942-8090.

o    Free from the EDGAR Database on the Commission's website at www.sec.gov.


(Investment Company Act File No. 811-4873)

                             THE GABELLI GROWTH FUND

                       Statement of Additional Information

                                   May 1, 2003

This Statement of Additional Information (the "SAI"), which is not a prospectus, describes The Gabelli Growth Fund (the "Fund"). This SAI should be read in conjunction with the Fund's Prospectuses for Class A Shares, Class B Shares, Class C Shares and Class AAA Shares, each dated May 1, 2002. For a free copy of a Prospectus, please contact the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Fund's Prospectuses.

                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

GENERAL INFORMATION...............................................................................................2
INVESTMENT STRATEGIES AND RISKS...................................................................................2
INVESTMENT RESTRICTIONS...........................................................................................7
TRUSTEES AND OFFICERS.............................................................................................9
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.......................................................................13
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................14
DISTRIBUTION PLANS...............................................................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................18
REDEMPTION OF SHARES.............................................................................................20
DETERMINATION OF NET ASSET VALUE.................................................................................21
DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................................................21
INVESTMENT PERFORMANCE INFORMATION...............................................................................25
DESCRIPTION OF THE FUND'S SHARES.................................................................................28
FINANCIAL STATEMENTS.............................................................................................28
APPENDIX A .....................................................................................................A-1

                               GENERAL INFORMATION

The Fund is a diversified, open-end, management investment company organized under the laws of the Commonwealth of Massachusetts on October 24, 1986. The Fund commenced investment operations on April 10, 1987.

                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. In evaluating a convertible security, the Fund's adviser (the "Adviser") places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least "BBB" (which securities may have speculative characteristics) by Standard & Poor's Ratings Service ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 15% of its assets in more speculative convertible debt securities which appear to present an advantageous means of acquiring common stock having potential capital appreciation provided such securities have a rating of, or equivalent to, at least an S&P rating of "B" or, if unrated, judged by the Adviser to be of comparable quality. Corporate debt obligations having a "B" rating will likely have some quality and protective characteristics which, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions. Although lower rated debt securities generally have higher yields, they are also more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market. A description of corporate debt ratings, including convertible securities, is contained in Appendix A.

Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors, over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

BORROWING

The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowing from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate up to 20% of its assets (not including the amounts borrowed) to secure such borrowings.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of securities purchased.

INVESTMENTS IN WARRANTS AND RIGHTS

The Fund may invest in warrants and rights (in addition to those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the Fund whose equity underlies the warrant, or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

INVESTMENTS IN SMALL, UNSEASONED COMPANIES AND OTHER ILLIQUID SECURITIES

The Fund may invest in small, less well-known companies which have operated for less than three years (including predecessors). The securities of such companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.

The Fund will not in the aggregate invest more than 10% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended, and as adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not assured as well as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.

LOANS OF PORTFOLIO SECURITIES

To increase income and pay a portion of its expenses, the Fund may lend its portfolio securities to broker-dealers or financial institutions, provided the loan is (1) collateralized according to the regulatory requirements discussed below and (2) limited so that the value of all loaned securities does not exceed 25% of the value of the Fund's net assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must be cash, a letter of credit from a U.S. bank or U.S. Government securities and must at all times at least equal the value of the loaned securities. The Fund must receive reasonable interest on the loan, any distributions on the securities and any increase in their market value. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the "Code") and permit it to reacquire loaned securities on five days' notice or in time to vote on any important matter.

CORPORATE REORGANIZATIONS

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of a tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio manager which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian, through book-entry notations, cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

OTHER INVESTMENT COMPANIES

The Fund does not intend to purchase the shares of other open-end investment companies but reserves the right to invest up to 10% of its total assets in the securities of closed-end investment companies, including small business investment companies (not more than 5% of its total assets may be invested in more than 3% of the securities of any investment company). To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. Government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, not more than 5% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 10% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.

WRITING COVERED CALL OPTIONS

The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the asset involved in the option.

A call option gives the holder (buyer) the "right to purchase" a security, currency or other asset at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation. The Fund will write only covered call options. This means that the Fund will own at least the same quantity of the security, currency or other assets subject to the option or an option to purchase the same underlying security, currency or other asset, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned assets.

Portfolio assets on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. Writing covered call options may be used by the Fund to reduce its exposure to securities it does not wish to sell at the time it writes the option. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying asset above the exercise price, retains the risk of loss should the price decline and also gives up, to some degree, control over the timing of sale of the underlying assets. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying asset during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying asset. The Fund does not consider an asset covering a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying asset from being called, or to permit the sale of the underlying asset. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying asset with either a different exercise price or expiration date or both. The Fund will be unable to control losses or effect such strategies through closing transactions where a liquid secondary market for options on such assets does not exist. If the Fund desires to sell a particular asset from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the asset. If the Fund cannot enter into such a transaction, it may be required to hold an asset that it might otherwise have sold. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying asset for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such asset from its portfolio. In such cases, additional costs may be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying asset, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying asset owned by the Fund. However, gains and losses on investments in options depend in part on the Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge.

PURCHASING PUT OPTIONS

The Fund may purchase put options in securities, currencies or other assets owned by the Fund or on options to purchase the same underlying security, currency or other assets, having an exercise price equal to or less than the exercise price of the put option. As the holder of a put option, the Fund would have the right to sell the underlying asset at the exercise price at any time during the option period or at the expiration of the option. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its assets. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying asset owned by the Fund (a "protective put") but does not wish to sell at that time as a defensive technique in order to protect against an anticipated decline in the value of the asset. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying asset at the put exercise price regardless of any decline in the underlying asset's value. For example, a put option may be purchased in order to protect unrealized appreciation of an asset where the Adviser deems it desirable to continue to hold the asset because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the asset is eventually sold.

                             INVESTMENT RESTRICTIONS

The Fund's investment objectives and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the Fund's shareholders, defined as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or the use of assets set forth below is adhered to at the time the transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. Under such restrictions, the Fund may not:

1) Purchase the securities of any one issuer, other than the U.S. Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2) Invest more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or its instrumentalities);

3) Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

4)       Make loans of its assets except for the purchase of debt securities;

5)       Borrow money except subject to the restrictions set forth in this SAI;

6) Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in paragraph 5 above, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral;

7) Invest more than 5% of its total assets in more than 3% of the securities of another investment company or invest more than 10% of its total assets in the securities of other investment companies, nor make any such investments other than through purchase in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase;

8)       Act as an underwriter of securities of other issuers;

9) Invest, in the aggregate, more than 10% of the value of its total assets in securities for which market quotations are not readily available, securities which are restricted for public sale, or repurchase agreements maturing or terminable in more than seven days;

10) Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

11)      Sell securities short or invest in options, except that the Fund may
         (i) buy put options on assets it holds or has the right to obtain, (ii) sell call options on securities it holds or has the right to obtain, and (iii) buy and sell offsetting options to terminate the Fund's obligations;

12)      Purchase or acquire commodities or commodity contracts;

13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

14) Participate on a joint, or a joint and several, basis in any securities trading account; or

15) Invest for the purpose of exercising control over management of any company (the Fund does not view efforts to affect management or business decisions of portfolio companies as investing for the purpose of exercising control).

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers of the Fund is set forth below.

                          TERM OF
                          OFFICE        NUMBER OF
                          AND           FUNDS IN
                          LENGTH OF   FUND COMPLEX
   NAME, POSITION(S)      TIME         OVERSEEN BY      PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
   ADDRESS 1 AND AGE      SERVED 2       TRUSTEE        DURING PAST FIVE YEARS              HELD BY TRUSTEE 3
   ----------------       ------        -------         ----------------------              ---------------
INTERESTED TRUSTEES 4:

MARIO J. GABELLI          Since 1992       23        Chairman of the Board and        Director of Morgan Group
Trustee                                              Chief Executive Officer of       Holdings, Inc. (holding
Age: 60                                              Gabelli Asset Management Inc.    company); Vice Chairman of
                                                     and Chief Investment Officer     Lynch Corporation (diversified
                                                     of Gabelli Funds, LLC and        manufacturing)
                                                     GAMCO Investors, Inc.; Vice
                                                     Chairman and Chief Executive
                                                     Officer of Lynch Interactive
                                                     Corporation (multimedia and
                                                     services)

JOHN D. GABELLI           Since 1995       10        Senior Vice President of                       __
Trustee                                              Gabelli & Company, Inc.;
Age:59                                               Director of Gabelli Advisers,
                                                     Inc.

KARL OTTO POHL            Since 1992       32        Member of the Shareholder        Director of Gabelli Asset
Trustee                                              Committee of Sal Oppenheim Jr.   Management Inc. (investment
Age: 73                                              & Cie (private investment        management); Chairman,
                                                     bank); Former President of the   Incentive Capital and
                                                     Deutsche Bundesbank and          Incentive Asset Management
                                                     Chairman of its Central Bank     (Zurich); Director at Sal
                                                     Council (1980 - 1991)            Oppenheim Jr. & Cie, Zurich

ANTHONY TORNA, SR.        Since 1987        1        Registered Representative                      __
Trustee                                              Investec Ernst & Company, from
Age: 76                                              2001 Herzog, Heine & Geduld, Inc.
                                                     through 2000

                          TERM OF
                          OFFICE        NUMBER OF
                          AND           FUNDS IN
                          LENGTH OF   FUND COMPLEX
   NAME, POSITION(S)      TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
   ADDRESS 1 AND AGE      SERVED 2      TRUSTEE          DURING PAST FIVE YEARS              HELD BY TRUSTEE 3
   ----------------       ------        -------          ----------------------              ---------------
NON-INTERESTED TRUSTEES:
ANTHONY J. COLAVITA       Since 1989       34        President and Attorney at Law                  __
Trustee                                              in the law firm of Anthony J.
Age: 67                                              Colavita, P.C.

JAMES P. CONN             Since 1992       11        Former Managing Director and     Director of Meditrust
Trustee                                              Chief Investment Officer of      Corporation (real estate
Age: 65                                              Financial Security Assurance     investment trust) and First
                                                     Holdings, Ltd. (1992-1998)       Republic Bank
DUGALD A. FLETCHER        1989-1996         2        President, Fletcher & Company,   Director of Harris and Harris
Trustee                   2001-present               Inc.                             Group, Inc. (venture capital)
Age: 73                                              Former Director and Chairman
                         and Chief Executive Officer of
                           Binnings Building Products,
                                                     Inc. (1997)

ROBERT J. MORRISSEY       Since 2001       10        Partner in the law firm of                     __
Trustee                                              Morrissey & Hawkins
Age: 63

ANTHONY R. PUSTORINO      Since 1987       17        Certified Public Accountant;     Director of Lynch Corporation
Trustee                                              Professor Emeritus, Pace         (diversified manufacturing)
Age: 77                                              University

ANTHONIE C. VAN EKRIS     Since 1992       19        Managing Director of BALMAC                    __
Trustee                                              International, Inc.
Age: 68

SALVATORE J. ZIZZA        1987-1996        10        Chairman, Hallmark Electrical    Director of Hollis Eden
Trustee                   2001-present               Suppliers Corp.; Former          Pharmaceuticals
Age: 57                                              Executive Vice President of
                                                     FMG Group (OTC), a healthcare
                                                     provider; Former President and
                                                     Chief Executive Officer of the
                                                     Lehigh Group Inc., an interior
                                                     construction company, through
                                                     1997

OFFICERS:
BRUCE N. ALPERT           Since 1988       __        Executive Vice President and                   __
President                                            Chief Operating Officer of
Age: 51                                              Gabelli Funds, LLC since 1988
                                                     and an officer of all mutual
                                                     funds advised by Gabelli
                                                     Funds, LLC and its affiliates.
                                                     Director and President of
                                                     Gabelli Advisers, Inc.

GUS A. COUTSOUROS         Since 2003       __        Vice President and Chief                       __
Vice President and                                   Financial Officer of Gabelli
Treasurer                                            Funds, LLC since 1998 and an
Age: 40                                              officer of all mutual funds
                                                     advised by Gabelli Funds, LLC
                                                     and its affiliates. Chief
                                                     Financial Officer of Gabelli
                                                     Advisers, Inc. Prior to 1998,
                                                     Treasurer of Lazard Funds.

JAMES E. MCKEE            Since 1995       __        Vice President, General                        __
Secretary                                            Counsel and Secretary of
Age: 39                                              Gabelli Asset Management Inc.
                                                     since 1999 and GAMCO
                                                     Investors, Inc. since 1993;
                                                     Secretary of all mutual funds
                                                     advised by Gabelli Advisers,
                                                     Inc. and Gabelli Funds, LLC

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e. public companies) or other investment companies registered under the 1940 Act. 4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli, Gabelli, and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Messrs. Mario Gabelli and John Gabelli are brothers.


STANDING BOARD COMMITTEES

The Board of Trustees has established three standing committees in connection with their governance of the Fund - Audit, Nominating, and Proxy Voting.

The Fund's Audit Committee consists of two members: Messrs. Pustorino (Chairman) and Zizza, who are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Trustees of the Fund on February 19, 2003. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent accountants. During the fiscal year ended December 31, 2002, the Audit Committee met twice.

The Fund's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Zizza, who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee did not meet during the year ended December 31, 2002. The Fund does not have a standing compensation committee.

The Proxy Voting Committee consists of three members: Messrs. Pustorino (Chairman), Conn, and Morrissey, who are not "interested persons" as defined in the 1940 Act. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Fund's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund. The Proxy Voting Committee meets periodically on an as needed basis to consider certain proxy related materials.

TRUSTEE OWNERSHIP OF FUND SHARES

Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee.

                                                        DOLLAR RANGE OF EQUITY               AGGREGATE DOLLAR RANGE OF
                                                            SECURITIES HELD                    EQUITY SECURITIES HELD
              NAME OF TRUSTEE                                IN THE FUND                         IN FUND COMPLEX
              ---------------                                -----------                         ---------------
         INTERESTED TRUSTEES:

         Mario J. Gabelli                                          A                                        E

         John D. Gabelli                                           B                                        E

         Karl Otto Pohl                                            A                                        A

         Anthony Torna, Sr.                                        B                                        B

         NON-INTERESTED TRUSTEES:

         Anthony J. Colavita                                       C                                        E

         James P. Conn                                             A                                        E

         Dugald A. Fletcher                                        A                                        C

         Robert J. Morrissey                                       A                                        D

         Anthony R. Pustorino**                                    D                                        E

         Anthonie C. van Ekris                                     D                                        E

         Salvatore J. Zizza                                        E                                        E

------------------
*  Key to Dollar Ranges- Information as of December 31, 2002
   ---------------------------------------------------------
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. Over $100,000
** Mr. Pustorino  beneficially  owns less than 1% of the common stock of Lynch
   Corporation having a value of $7,750 as of December 31, 2002. Lynch Corporation may be deemed to be controlled by Mario J. Gabelli and in that event would be deemed to be under common control with the Fund's Adviser.

TRUSTEE AND OFFICER COMPENSATION

No director, officer or employee of Gabelli & Company, Inc. ("Gabelli & Company" or the "Distributor") or the Adviser receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of their affiliates $6,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and out-of-pocket expenses. The Fund also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting, if held on a day other than a regularly scheduled Board meeting, and the Chairman of each committee receives $1,000 per annum.

The following table sets forth certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal year ended December 31, 2002.

                               COMPENSATION TABLE
                               ------------------
              Aggregate Compensation from Registrant (Fiscal Year)


-------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMPENSATION
                                             AGGREGATE COMPENSATION           FROM THE FUND AND FUND
       NAME OF PERSON AND POSITION                FROM THE FUND                      COMPLEX*
-------------------------------------------------------------------------------------------------------------
Mario J. Gabelli                                       $0                                            $0 (22)
Trustee
-------------------------------------------------------------------------------------------------------------
Anthony J. Colavita
Trustee                                              $9,000                                    $152,286 (33)
-------------------------------------------------------------------------------------------------------------
James P. Conn
Trustee                                              $8,000                                     $53,500 (11)
-------------------------------------------------------------------------------------------------------------
Dugald A. Fletcher
Trustee                                              $8,000                                      $17,250 (2)
-------------------------------------------------------------------------------------------------------------
John D. Gabelli
Trustee                                                $0                                            $0 (10)
-------------------------------------------------------------------------------------------------------------
Karl Otto Pohl
Trustee                                                $0                                            $0 (31)
-------------------------------------------------------------------------------------------------------------
Robert J. Morrissey
Trustee                                              $8,000                                      $45,500 (9)
-------------------------------------------------------------------------------------------------------------
Anthony R. Pustorino
Trustee                                              $11,000                                   $132,286 (17)
-------------------------------------------------------------------------------------------------------------
Anthony Torna
Trustee                                              $8,000                                       $8,000 (1)
-------------------------------------------------------------------------------------------------------------
Anthonie C. van Ekris
Trustee                                              $8,000                                     $67,250 (19)
-------------------------------------------------------------------------------------------------------------
Salvatore J. Zizza
Trustee                                              $9,000                                     $73,750 (10)
-------------------------------------------------------------------------------------------------------------

-----------------
* Represents the total compensation paid to such persons for the calendar year ended December 31, 2002. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.

CODE OF ETHICS

The Fund, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 7, 2003, the following persons were known to own of record or beneficially 5% or more of the Fund's outstanding shares:

    Name and Address                    % of Class        Nature of Ownership
    ----------------                    ----------        -------------------
    Charles Schwab & Co. Inc.              16.75%                 Record
    101 Montgomery Street
    San Francisco, CA 94104-4122

As of April 7, 2003, as a group, the Trustees and officers of the Fund owned less than 1% of the outstanding shares of common stock of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The Adviser is a New York limited liability company which serves as an investment adviser to 15 open-end investment companies, and 4 closed-end investment companies with aggregate assets in excess of $8.7 billion as of December 31, 2002. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in the ultimate parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO") acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $10 billion under its management as of December 31, 2002; Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $450 million as of December 31, 2002; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $600 million as of December 31, 2002; and Gabelli Fixed Income LLC acts as investment adviser for the 3 active portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $1.6 billion as of December 31, 2002. Each of the foregoing companies is a subsidiary of Gabelli Asset Management Inc.


Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called poison-pill or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as an investment adviser to the Fund pursuant to an Amended and Restated Investment Advisory Contact, which was approved by the shareholders of the Fund at a meeting held on May 11, 1992 (the "Contract"), and which was most recently approved by the Fund's Board of Trustees at a Board Meeting held on February 19, 2003. Pursuant to the Contract, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

The Contract was most recently approved by the Trustees, including a majority of the Trustees who are not parties to the contract or "interested persons" (as such term is defined in the 1940 Act) of any party thereto on May 22, 2002. At that meeting, the Board of Trustees reviewed the written and oral presentations provided by the Adviser in connection with the Trustees' consideration of the Contract. The Trustees also reviewed their responsibilities under applicable law. The Trustees considered, in particular, the level of the Fund's contractual advisory fee rate and the actual total expense ratio borne by the Fund and compared the information on these matters to similar information for other unrelated mutual funds of a comparable size and investment program. The Board also reviewed the profitability of the contract to the Adviser, the Fund's absolute and comparative investment performance and the nature and quality of the services provided to the Fund by the Adviser and its affiliates. The independent Trustees met separately to discuss this information. Based on their consideration of all of the above factors, the independent Trustees recommended to the full board, and each of the Trustees present at the meeting determined, that renewal of the Contract was in the best interest of the Fund and its shareholders. In the course of arriving at such determination the independent Trustees noted in particular the comparative investment performance of the Fund, the experience of the Fund's portfolio manager and the level of services provided by the Adviser.

Under the Contract, the Adviser also (i) provides the Fund with services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including PFPC Inc., the Fund's Sub-Administrator (the "Sub-Administrator"), and State Street Bank & Trust Company ("State Street"), the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities; (iv) supervises preparation of, but does not pay for, the periodic updating of the Fund's registration statement, Prospectuses and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the net asset value of shares in the Fund; (vi) prepares, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board of Trustees and minutes of such meetings in all matters required by the applicable law to be acted upon by the Board.

The cost of calculating the Fund's net asset value is an expense payable by the Fund pursuant to the Contract. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the net asset value, the Fund will reimburse the Adviser for such expense. During the fiscal year ended December 31, 2002, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

The Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser,the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli".

By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Adviser on sixty days written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets, payable out of the Fund's net assets and allocable to each class on the basis of the assets attributable to such class. For the fiscal years ended December 31, 2000, December 31, 2001, and December 31, 2002 the Fund paid investment advisory fees to the Adviser amounting to $38,641,739, $32,879,785, and $22,147,506, respectively.

SUB-ADMINISTRATOR

The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with the Sub-Administrator which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Advisor pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - 0.0275%; $10 billion to $15 billion - .0125%; over $15 billion - 0.01%.

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036-2798, independent accountants, has been selected to audit the Fund's annual financial statements.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street, 225 Franklin Street, Boston, MA 02110, is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and divided disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

DISTRIBUTOR

To implement the Fund's Rule 12b-1 Plan, the Fund has entered into a Distribution Agreement with the Distributor, a New York corporation which is an indirect majority owned subsidiary of Gabelli Asset Management Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.

                               DISTRIBUTION PLANS

The Fund has adopted separate distribution and service plans (each a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA, Class A, Class B and Class C Shares. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense and accordingly a portion of payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Plans are intended to benefit the Fund by increasing its assets and thereby reducing the Fund's expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Fund ("Independent Trustees"). No Plan may be amended to increase materially the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees periodic reports of amounts expended under each Plan and the purpose for which such expenditures were made.




During the fiscal year ended December 31, 2002, the Fund incurred aggregate distribution payments of approximately $5,536,877 or 0.25% of the Fund's average daily net assets, to the Distributor pursuant to the Class AAA Share Plan. Such payments funded expenditures of approximately $61,600 for advertising, $38,800 for printing, postage and stationary, $27,800 for overhead support expenses, $501,900 for salaries of personnel of the Distributor and $3,606,700 to broker-dealers. The Plan compensates the Distributor regardless of expenses.

As of December 31, 2002, the Fund had not commenced offering Class A, B and C Shares to the public.

No Independent Trustee of the Fund had a direct or indirect financial interest in the operation of the Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer affiliate of the Adviser; (2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it; and (3) consider the sales of shares of the Fund by brokers other than Gabelli & Company as a factor in its selection of brokers for Fund portfolio transactions.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among different brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through the principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The following table sets forth certain information regarding the Fund's payment of brokerage commissions for the year ended December 31 as indicated:

                                                          Year Ended                   Commissions
                                                          December 31,                     Paid
                                                          ------------                     ----
Total Brokerage Commissions                                   2000                       $3,555,022
                                                              2001                       $2,074,217
                                                              2002                       $2,733,505

Commission paid to Gabelli & Company                          2000                       $0
                                                              2001                       $0
                                                              2002                       $43,000

% of Total Brokerage Commissions paid                                                    2%
to Gabelli & Company

% of Total Transactions involving Commissions                                            1%
paid to Gabelli & Company

The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining best execution. The Adviser may also give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. In doing so, the Fund may also pay higher commission rates than the lowest available to obtain brokerage and research services provided by the broker effecting the transaction for the Fund and for other advisory accounts over which the Adviser or its affiliates exercise investment discretion. These services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. Since it is not feasible to do so, the Adviser does not attempt to place a specific dollar value on such services or the portion of the commission which reflects the amount paid for such services but must be prepared to demonstrate a good faith basis for its determinations.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic or institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts.

Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers, the Adviser does consider the level of services provided and, based on such determinations, has allocated brokerage commissions of $1,741,600 on portfolio transactions in the principal amount of $999,658,845 during 2002.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company or other affiliates of the Adviser, when it appears that Gabelli & Company can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. As required by Rule 17e-1 under the 1940 Act, the Fund's Board of Trustees has adopted procedures which provide that commissions paid to Gabelli & Company or affiliated brokers on stock exchange transactions must be consistent with those charged by such firms in similar transactions to unaffiliated clients that are comparable to the Fund. Rule 17e-1 under the 1940 Act and the procedures contain requirements that the Board, including those trustees who are not "interested persons" of the Fund, conduct periodic compliance reviews of such brokerage allocations and the procedures to determine their continuing appropriateness. The Adviser is also required to furnish reports and maintain records in connection with the reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), Gabelli & Company controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli & Company, and settled directly with the custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli & Company. Gabelli & Company may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges that adopt direct access rules similar to those of the NYSE. In addition, Gabelli & Company may directly execute transactions for the Fund on the floor of any exchange, provided: (i) the Fund's Board of Trustees has expressly authorized Gabelli & Company to effect such transactions; and (ii) Gabelli & Company annually advises the Fund of the aggregate compensation it earned on such transactions.

During the fiscal year ended December 31, 2002, the Fund acquired securities of Merrill Lynch & Co. and sold securities of Goldman Sachs Group Inc., each a regular broker dealer. At December 31, 2002 the Fund owned the following amounts of securities of its regular broker dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Merrill Lynch & Co. with an approximate aggregate market value of $39,278,250 and Goldman Sachs Group Inc., with an approximate aggregate market value of $20,770,500.

                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Trustees of the Fund and taken at their value used in determining the Fund's net asset value per share as described under "Computation of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

                        DETERMINATION OF NET ASSET VALUE

Net asset value per share (the "NAV") is calculated separately for each class of the Fund. The NAV of Class B Shares and Class C Shares of the Fund will generally be lower than the NAV of Class A Shares or Class AAA Shares as a result of the higher distribution-related fee to which Class B Shares and Class C Shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's NAV per share, readily marketable portfolio securities (including options and futures) traded on a market where trades are reported contemporaneously, are valued, except as indicated below, at the last sale or a market's official closing price reflected at the close of the regular trading session of the principal market occurring as of or prior to the time and day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked prices on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued at the most recently available price, or if the Board so determines, by such other method as the Board of Trustees shall determine in good faith to reflect its fair market value.

All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a pricing service or a dealer maintaining an active market in such security. Short-term debt instruments having 60 days or less remaining until maturity are valued at amortized cost from the later of purchase date or valuation on the 61st day prior to maturity. Other debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using closing bid price. The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued at good faith fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees designed to reflect in good faith the fair value of such securities.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities would, if such developments had been reflected in such principal markets, have more than a minimal effect on the Fund's net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board of Trustees in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distribution. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

GENERAL

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change and which may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

On December 31, 2002 the Fund's unused capital loss carryforwards were approximately $812,111,982. For federal income tax purposes, this amount is available to be applied against future capital gains of the Fund that are realized prior to the expiration of the applicable carryforward. $68,961,980 of the loss carryforward is available through 2009 and $743,150,002 is available through 2010.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income and the excess of net short-term capital gains over long-term capital losses) are taxable to U.S. shareholders as ordinary income, whether paid in cash or shares and the shareholder's level of taxable income. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Capital gains may be taxed at different rates depending on how long the Fund held the asset giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses realized, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of net capital gains from assets held for one year or less will be taxable to shareholders at rates applicable to ordinary income.

To the extent that the Fund retains any net long-term capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the Fund's retained realized capital gains on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to U.S. federal income tax or tax on capital gains should be able to file either a return on the appropriate form or a claim for refund that allows them to recover the tax paid on their behalf.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for noncorporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares and the shareholder's level of taxable income. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold U.S. federal income tax at a rate of 30% (29% in 2004) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the Internal Revenue Service (the "IRS") notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisers regarding U.S. federal, state, local and foreign tax considerations.

FUND INVESTMENTS

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Fund may quote its performance in advertisements or in reports and other communications to shareholders.

AVERAGE ANNUAL TOTAL RETURN

The Fund may advertise its "average annual total return" over various periods of time. Total return figures show the average percentage change in value of an investment in the class from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund with respect to a class during the period were reinvested in the shares of that class. Figures will be given for the recent one-, five- and ten-year periods, or for the life of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total returns for any one year in the period might have been greater or less than the average for the entire period. The Fund's "average annual total return" figures are computed according to formulas prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

The formula can be expressed as follows:
                                                P(1+T)n = ERV

         Where:     P        =      a hypothetical initial payment of $1,000.
                    T        =      average annual total return.
                    n        =      number of years.
                    ERV      =      Ending Redeemable Value of a hypothetical
                                    $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

The Fund advertises its "average annual total return - after taxes on distributions" for a class of shares by computing such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:

                                           P(1 + T)n = ATVD

         Where:     P        =      a hypothetical initial payment of $1, 000.
                    T        =      average annual total return (after taxes on
                                    distributions).
                    n        =      number of years.
                    ATVD     =      the ending value of a hypothetical $1,000
                                    payment made at the beginning of the 1-, 5-, or 10 year periods at the end of the 1-, 5-, or 10 year periods (or fractional portion), after taxes on distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund advertises its "average annual total return-after taxes on distributions and redemption" for a class of shares by computing such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption according to the following formula:

                                 P(1+T)n = ATVDR

         Where:   P        =    a hypothetical initial payment of $1,000.
                  T        =    average annual total return (after taxes on
                                distributions and redemption).
                  n        =    number of years.
                  ATVDR    =    the ending value of a  hypothetical  $1,000
                                payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10 year periods (or fractional portion), after taxes on distributions and redemption.

The Fund's average annual total returns for Class AAA Shares were as follows for the periods indicated through December 31, 2002:

CLASS AAA SHARES                                               PAST          PAST          PAST
AVERAGE ANNUAL TOTAL RETURNS                                   ONE YEAR      FIVE YEARS    TEN YEARS
----------------------------                                   --------      ----------    ---------
Returns Before Taxes                                           (33.79)%      (3.13)%       7.56%
--------------------

Returns After Taxes on Distributions                           (33.79)%      (4.54)%       4.84%
------------------------------------

Returns After Taxes on Distributions and Redemptions           (27.03)%      (2.11)%       5.72%
----------------------------------------------------

As of December 31, 2002, the Fund had not commenced offering Class A, Class B and Class C Shares to the public.


The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund's total return figures to Gabelli and Company.

In its reports, investor communications or advertisements, the Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

                        DESCRIPTION OF THE FUND'S SHARES

The Fund may issue an unlimited number of full and fractional shares of beneficial interest (par value $.01 per share). The Fund's shares have no preemptive or conversion rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held (and fractional votes for fractional shares) and may vote on the election of Trustees and on other matters submitted to meetings of shareholders. As a Massachusetts Business Trust, the Fund is not required, and does not intend, to hold regular annual shareholder meetings but may hold special meetings for the consideration of proposals requiring shareholder approval such as changing fundamental policies. In addition, the Fund's Trustees will call a meeting of shareholders upon the written request of the shareholders of 331/3% of the Fund's outstanding shares (10% in the case of removal of a Trustee). In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense, the applicants' communication to all other shareholders. The Declaration of Trust, as amended and supplemented, provides that the Fund's shareholders have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. Shareholders have no preemptive or conversion rights. The Fund may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Fund intends to continue indefinitely.

LIABILITIES

The Fund's Declaration of Trust, as amended and supplemented, provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust, as amended and supplemented, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of this office. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for a trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations since the Declaration of Trust provides for indemnification and reimbursement of expenses out of the property of the Fund to any shareholder held personally liable for any obligation of the Fund and also provides that the Fund shall, if requested, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment recovered thereon.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the year ended December 31, 2002, including the report of PricewaterhouseCoopers LLP, independent accountants, are incorporated by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. PricewaterhouseCoopers LLP provides audit services, tax preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.
2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa A, Baa Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

STANDARD & POOR'S RATINGS SERVICE

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). Capacity to pay interest and repay principal is extremely strong.
AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.
BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.
C1: The rating C1 is reserved for income bonds on which no interest is being paid.
D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
Plus(+) Or Minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C: OTHER INFORMATION

Item 23.          EXHIBITS

                  (a) Declaration of Trust, dated October 24, 1986, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2000 (Accession No. 0000935069-00-000192) ("Post-Effective Amendment No.
                           18").

                           Supplemental Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 18.

                           Articles of Amendment, dated April 18, 2000, are incorporated by reference to Post-Effective Amendment No. 18.

                  (b) Registrant's By-laws are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on May 1, 1997 (Accession No. 0000927405-97-000149)
                           ("Post-Effective Amendment No. 14").

                  (c)      Not Applicable.

                  (d) Amended and Restated Investment Advisory Agreement between the Registrant and Gabelli Funds, Inc. dated, May 12, 1992, is incorporated by reference to Post-Effective Amendment No. 14.

                           Amendment No.1, dated February 17, 1999, to the Amended and Restated Investment Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 18.

                  (e) Amended and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (f)      Not Applicable.

                  (g) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank & Trust Company ("State Street"), dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2002 (Accession No. 0000935069-02-000385) ("Post-Effective Amendment No.
                           20").

                  (h)      Transfer Agency Agreement  between the Registrant and
                           State   Street  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 14.

                  (i) Opinion and Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 18.

                  (j) Consent of PricewaterhouseCoopers LLP, Independent Accountants is filed herewith.


                           Powers of Attorney for Mario J. Gabelli, Anthony J. Colavita, James P. Conn, Karl Otto Pohl, Anthony R. Pustorino, Anthony Torna, Sr., and Anthonie C. van Ekris, dated February 26, 1997, are incorporated by reference to Post-Effective Amendment No. 14.

                           Power of Attorney for John D. Gabelli, dated April 28, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999 (Accession no. 0000927405-99-00165).

                           Power  of  Attorney   for  Dugald  A.   Fletcher  and
                           Salvatore J. Zizza is incorporated by reference to Post-Effective Amendment No. 20.

                  (k)      Not Applicable.

                  (l)      Agreement  with initial  shareholder,  dated February
                           27,   1987,   is   incorporated   by   reference   to
                           Post-Effective Amendment No. 14.

                           Purchase Agreement with respect to Class A Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                           Purchase Agreement with respect to Class B Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                           Purchase Agreement with respect to Class C Series Shares of the Fund, dated April 28, 2000, is incorporated by reference to Post-Effective Amendment No. 18.

                  (m) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on March 1, 1999 (Accession No. 0000927405-99-000064) ("Post-Effective Amendment No.
                           16").

                           Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated February 17, 1999, is incorporated by reference to Post-Effective Amendment No. 16.

                           Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares is incorporated by reference to Post-Effective Amendment No. 20.

                           Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares is incorporated by reference to Post-Effective Amendment No. 20.

                  (n)      Rule 18f-3 Multi-Class Plan is filed herewith.


                  (o)      Not Applicable.

                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc., and Gabelli Fixed
                           Income LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2001 (Accession No. 0000935069-01-500080).

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  The information required by this Item 25 is incorporated by reference to Subdivision (c) of Section 12 of Article Seventh of Registrant's Declaration of Trust.

                  Insofar as indemnification of liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-laws, the Management Agreement, the Sub-Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years, is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 Act (SEC File No. 801-37706).

Item 27.          PRINCIPAL UNDERWRITER

                  (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund, Inc. and The Gabelli Westwood Funds.

                  (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c)      Not Applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices

                  1.       Gabelli Funds, LLC
                           One Corporate Center
                           Rye, New York 10580-1422

                  2.       PFPC Inc.
                           101 Federal Street
                           Boston, Massachusetts 02110

                  3.       PFPC Inc.
                           760 Moore Road
                           King of Prussia, Pennsylvania 19406

                  4.       State Street Bank and Trust Company
                           One Heritage Drive
                           North Quincy, Massachusetts 02171

                  5.       Boston Financial Data Services, Inc.
                           Two Heritage Drive
                           North Quincy, Massachusetts 02171

Item 29.          MANAGEMENT SERVICES

                  Not Applicable.

Item 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI GROWTH FUND, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 1st day of May, 2003.

                                   THE GABELLI GROWTH FUND

                                   By:      /S/ BRUCE N. ALPERT
                                            --------------------------
                                            Bruce N. Alpert
                                            President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                              DATE

MARIO J. GABELLI*          Principal Executive Officer        May 1, 2003
------------------------
Mario J. Gabelli           and Trustee

/S/ BRUCE N. ALPERT        President and Treasurer            May 1, 2003
------------------------
Bruce N. Alpert

/S/ GUS A. COUTSOUROS      Treasurer                          May 1, 2003
------------------------
Gus A. Coutsouros

ANTHONY J. COLAVITA*       Trustee                            May 1, 2003
------------------------
Anthony J. Colavita

JAMES P. CONN*             Trustee                            May 1, 2003
------------------------
James P. Conn

DUGALD A. FLETCHER*        Trustee                            May 1, 2003
------------------------
Dugald A. Fletcher

JOHN D. GABELLI*           Trustee                            May 1, 2003
------------------------
John D. Gabelli

                           Trustee                            May 1, 2003
------------------------
Robert J. Morrissey

KARL OTTO POHL*            Trustee                            May 1, 2003
------------------------
Karl Otto Pohl

ANTHONY R. PUSTORINO*      Trustee                            May 1, 2003
------------------------
Anthony R. Pustorino

ANTHONY TORNA, SR.*        Trustee                            May 1, 2003
------------------------
Anthony Torna, Sr.

ANTHONIE C. VAN EKRIS*     Trustee                            May 1, 2003
------------------------
Anthonie C. van Ekris

SALVATORE J. ZIZZA         Trustee                            May 1, 2003
------------------------
Salvatore J. Zizza

*By: /S/ BRUCE N. ALPERT
     -------------------
         Bruce N. Alpert
         Attorney-in-Fact

                              SCHEDULE OF EXHIBITS


EXHIBIT NO.     DESCRIPTION


(j)             Consent of PricewaterhouseCoopers LLP, Independent Accountants.

(n)             Rule 18f-3 Multi-Class Plan.